Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Other Assets

	2025 £m	2024 £m
Insurance contract assets	113	–
Reinsurance contract assets[2]	401	422
Investment in joint ventures and associates	445	542
Property, plant and equipment:
Investment properties (see below)	3,917	3,281
Premises	1,126	1,100
Equipment	901	879
Operating lease assets (see below)	8,213	7,265
Right-of-use assets (note 25)	759	872
	14,916	13,397
Prepayments	1,792	1,634
Disposal group assets[1]:
Deferred tax assets	–	13
Goodwill	–	50
Reinsurance contract assets[2]	–	5,059
	–	5,122
Other assets	2,988	3,671
Total other assets	20,655	24,788
1See Note 8 (C) for further detail.
2The Group’s reinsurance contract assets have decreased by £5,080 million from £5,481 million to £401 million predominantly as a result of the completion of the part VII transfer of insurance contract liabilities to Rothesay Life plc in relation to the Group’s bulk annuity business and the conclusion of the associated reinsurance agreement.
Schedule of Property, Plant and Equipment	The table below analyses movements in
level 3 investment properties, which are carried at fair value.

	2025 £m	2024 £m
At 1 January	3,281	2,862
Acquisition of new properties	606	640
Additional expenditure on existing properties	10	26
Change in fair value	99	67
Disposals and other movements	(79)	(314)
At 31 December	3,917	3,281

Schedule of Future Minimum Rentals Receivable under Non-Cancellable Operating Leases	At 31 December the future
minimum rentals receivable under non-cancellable operating leases were as follows:

	Within 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	Over 5 years £m	Total £m
At 31 December 2025	1,911	1,131	1,072	483	124	16	4,737
At 31 December 2024	1,577	956	821	365	85	6	3,810
Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements. Operating lease assets are comprised as follows:

	2025 £m	2024 £m
Electric vehicles	4,534	3,894
Internal combustion engine vehicles	1,641	1,630
Self-charging hybrid vehicles	125	166
Plug-in hybrid vehicles	1,905	1,575
Other	8	–
Total operating lease assets	8,213	7,265